Derivative Financial Instruments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amounts of Derivative Contracts [Table Text Block]

	Notional amounts(1)
	2015	2016
	(in trillions)
Interest rate contracts	¥1,131.4	¥1,179.7
Foreign exchange contracts	193.1	215.6
Equity contracts	4.1	4.2
Commodity contracts	1.0	0.7
Credit derivatives	6.8	6.3
Others	3.1	3.6

Total	¥1,339.5	¥1,410.1

Note:

(1)	Includes both written and purchased positions.

Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet [Table Text Block]

	Fair value of derivative instruments
	2015(1)(5)			2016(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥11,435	¥4	¥11,439	¥16,482	¥9	¥16,491
Foreign exchange contracts	4,867	—	4,867	4,696	—	4,696
Equity contracts	250	—	250	183	—	183
Commodity contracts	94	—	94	75	—	75
Credit derivatives	70	—	70	61	—	61
Others	3	—	3	3	—	3

Total derivative assets	¥16,719	¥4	¥16,723	¥21,500	¥9	¥21,509

Derivative liabilities:
Interest rate contracts	¥11,341	¥—	¥11,341	¥16,276	¥2	¥16,278
Foreign exchange contracts	5,176	—	5,176	4,335	—	4,335
Equity contracts	245	—	245	212	—	212
Commodity contracts	96	—	96	71	—	71
Credit derivatives	72	—	72	54	—	54
Others(6)	(6)	—	(6)	(132)	—	(132)

Total derivative liabilities	¥16,924	¥—	¥16,924	¥20,816	¥2	¥20,818

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments) [Table Text Block]

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	2014			2015			2016
	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total	Foreign exchange gains (losses) —net	Trading account profits (losses) —net	Total
	(in billions)
Interest rate contracts	¥—	¥30	¥30	¥—	¥262	¥262	¥—	¥244	¥244
Foreign exchange contracts	(51)	—	(51)	(217)	—	(217)	368	—	368
Equity contracts	—	(105)	(105)	—	(255)	(255)	—	149	149
Commodity contracts	—	3	3	—	(6)	(6)	—	2	2
Credit derivatives	—	(6)	(6)	—	5	5	—	12	12
Others	(2)	(6)	(8)	(1)	(43)	(44)	6	27	33

Total	¥(53)	¥(84)	¥(137)	¥(218)	¥(37)	¥(255)	¥374	¥434	¥808

Gains and Losses for Derivatives Designated as Cash Flow Hedges [Table Text Block]

	2014	2015	2016
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥3	¥13	¥24

Total	¥3	¥13	¥24

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥4	¥12	¥21

Total	¥4	¥12	¥21

Note:

(1)	Included in Interest income.

Protection Sold Through Credit Default Swaps [Table Text Block]

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2015:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥488,541	¥1,743,295	¥63,291	¥2,295,127	¥(34,573)
Non-investment grade	52,903	226,666	5,300	284,869	8,017
Not rated	2,731	439	—	3,170	(45)

Total	544,175	1,970,400	68,591	2,583,166	(26,601)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	—	195,481	109,409	304,890	(6,387)
Non-investment grade	—	2,880	—	2,880	(9)

Total	—	198,361	109,409	307,770	(6,396)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	55,856	273,097	5,000	333,953	(5,225)
Non-investment grade	56,349	—	—	56,349	(180)
Not rated	16,383	76,682	—	93,065	(3,877)

Total	128,588	349,779	5,000	483,367	(9,282)

Total index and basket credit default swaps sold	128,588	548,140	114,409	791,137	(15,678)

Total credit default swaps sold	¥672,763	¥2,518,540	¥183,000	¥3,374,303	¥(42,279)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥459,003	¥1,372,477	¥29,906	¥1,861,386	¥(18,680)
Non-investment grade	66,924	288,761	6,300	361,985	5,815
Not rated	21,387	4,700	—	26,087	715

Total	547,314	1,665,938	36,206	2,249,458	(12,150)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	4,237	194,196	163,468	361,901	(5,278)
Non-investment grade	2,880	28,000	—	30,880	(320)

Total	7,117	222,196	163,468	392,781	(5,598)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	46,000	166,794	—	212,794	(3,224)
Non-investment grade	9,384	58,238	—	67,622	(1,134)
Not rated	4,986	97,135	—	102,121	(4,148)

Total	60,370	322,167	—	382,537	(8,506)

Total index and basket credit default swaps sold	67,487	544,363	163,468	775,318	(14,104)

Total credit default swaps sold	¥614,801	¥2,210,301	¥199,674	¥3,024,776	¥(26,254)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.